Additional information: condensed financial statements of the Company - Schedule of Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Cost of revenues	$ (115,667)	$ (117,876)	$ (79,928)
Gross loss	114,937	82,707	60,278
Operating expenses
Sales and marketing expenses	(35,322)	(19,888)	(14,601)
General and administrative expenses	(40,833)	(36,517)	(26,010)
Total operating expenses	(159,266)	(136,908)	(101,780)
Operating loss	(44,329)	(54,201)	(41,502)
Interest income	1,183	1,967	2,158
Interest expense	(239)	(239)	(239)
Other income, net	2,810	7,880	6,503
Loss from continuing operations before income tax	(40,882)	(46,468)	(33,275)
Income tax	(89)	(2,252)	(2,469)
Net loss	(39,490)	(37,809)	(24,183)
Net income attributable to the non-controlling interest	(212)	13	(72)
Xunlei Limited [Member]
Condensed Income Statements, Captions [Line Items]
Cost of revenues	0	0	0
Gross loss	0	0	0
Operating expenses
Sales and marketing expenses	0	0	(10)
General and administrative expenses	(1,483)	(1,153)	(1,193)
Total operating expenses	(1,483)	(1,153)	(1,203)
Operating loss	(1,483)	(1,153)	(1,203)
Interest income	879	1,262	1,521
Interest expense	(239)	(239)	(239)
Other income, net	4,646	3,308	715
(Loss)/income from subsidiaries and consolidated VIE - Continuing operations	(43,221)	(47,407)	(31,528)
(Loss)/income from subsidiaries and consolidated VIE - Discontinued operations	139	6,407	6,623
Loss from continuing operations before income tax	(39,279)	(37,822)	(24,111)
Income tax	0	0	0
Net loss	(39,279)	(37,822)	(24,111)
Net income attributable to the non-controlling interest	0	0	0
Net loss attributable to Xunlei Limited's common shareholders	$ (39,279)	$ (37,822)	$ (24,111)